Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended		106 Months Ended		107 Months Ended		108 Months Ended		109 Months Ended		110 Months Ended		111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Dec. 31, 2015	Nov. 30, 2016	Jan. 31, 2016	Dec. 31, 2016	Feb. 29, 2016	Jan. 31, 2017	Mar. 31, 2016	Feb. 28, 2017	Apr. 30, 2016	Mar. 31, 2017	May 31, 2016	Apr. 30, 2017	Jun. 30, 2016	May 31, 2017	Jul. 31, 2016	Jun. 30, 2017	Aug. 31, 2016	Jul. 31, 2017	Sep. 30, 2016	Aug. 31, 2017	Oct. 31, 2016	Sep. 30, 2017	Nov. 30, 2016	Dec. 31, 2025	Oct. 31, 2017	Dec. 31, 2016	Nov. 30, 2017	Jan. 31, 2017	Dec. 31, 2017	Feb. 28, 2017	Jan. 31, 2018	Mar. 31, 2017	Feb. 28, 2018	Apr. 30, 2017	Mar. 31, 2018	May 31, 2017	Apr. 30, 2018	Jun. 30, 2017	May 31, 2018	Jul. 31, 2017	Jun. 30, 2018	Aug. 31, 2017	Jul. 31, 2018	Sep. 30, 2017	Aug. 31, 2018	Oct. 31, 2017	Sep. 30, 2018	Nov. 30, 2017	Oct. 31, 2018	Dec. 31, 2017	Nov. 30, 2018	Jan. 31, 2018	Dec. 31, 2018	Feb. 28, 2018	Jan. 31, 2019	Mar. 31, 2018	Feb. 28, 2019	Apr. 30, 2018	Mar. 31, 2019	May 31, 2018	Apr. 30, 2019	Jun. 30, 2018	May 31, 2019	Jul. 31, 2018	Jun. 30, 2019	Aug. 31, 2018	Jul. 31, 2019	Sep. 30, 2018	Aug. 31, 2019	Oct. 31, 2018	Sep. 30, 2019	Nov. 30, 2018	Oct. 31, 2019	Dec. 31, 2018	Nov. 30, 2019	Jan. 31, 2019	Dec. 31, 2019	Feb. 28, 2019	Jan. 31, 2020	Mar. 31, 2019	Feb. 29, 2020	Apr. 30, 2019	Mar. 31, 2020	May 31, 2019	Apr. 30, 2020	Jun. 30, 2019	May 31, 2020	Jul. 31, 2019	Jun. 30, 2020	Aug. 31, 2019	Jul. 31, 2020	Sep. 30, 2019	Aug. 31, 2020	Oct. 31, 2019	Sep. 30, 2020	Nov. 30, 2019	Oct. 31, 2020	Dec. 31, 2019	Nov. 30, 2020	Jan. 31, 2020	Dec. 31, 2020	Feb. 29, 2020	Jan. 31, 2021	Mar. 31, 2020	Feb. 28, 2021	Apr. 30, 2020	Mar. 31, 2021	May 31, 2020	Apr. 30, 2021	Jun. 30, 2020	May 31, 2021	Jul. 31, 2020	Jun. 30, 2021	Aug. 31, 2020	Jul. 31, 2021	Sep. 30, 2020	Aug. 31, 2021	Oct. 31, 2020	Sep. 30, 2021	Nov. 30, 2020	Oct. 31, 2021	Dec. 31, 2020	Nov. 30, 2021	Jan. 31, 2021	Dec. 31, 2021	Feb. 28, 2021	Jan. 31, 2022	Mar. 31, 2021	Feb. 28, 2022	Apr. 30, 2021	Mar. 31, 2022	May 31, 2021	Apr. 30, 2022	Jun. 30, 2021	May 31, 2022	Jul. 31, 2021	Jun. 30, 2022	Aug. 31, 2021	Jul. 31, 2022	Sep. 30, 2021	Aug. 31, 2022	Oct. 31, 2021	Sep. 30, 2022	Nov. 30, 2021	Oct. 31, 2022	Dec. 31, 2021	Nov. 30, 2022	Jan. 31, 2022	Dec. 31, 2022	Feb. 28, 2022	Jan. 31, 2023	Mar. 31, 2022	Feb. 28, 2023	Apr. 30, 2022	Mar. 31, 2023	May 31, 2022	Apr. 30, 2023	Jun. 30, 2022	May 31, 2023	Jul. 31, 2022	Jun. 30, 2023	Aug. 31, 2022	Jul. 31, 2023	Sep. 30, 2022	Aug. 31, 2023	Oct. 31, 2022	Sep. 30, 2023	Nov. 30, 2022	Oct. 31, 2023	Dec. 31, 2022	Nov. 30, 2023	Jan. 31, 2023	Dec. 31, 2023	Feb. 28, 2023	Jan. 31, 2024	Mar. 31, 2023	Feb. 29, 2024	Apr. 30, 2023	Mar. 31, 2024	May 31, 2023	Apr. 30, 2024	Jun. 30, 2023	May 31, 2024	Jul. 31, 2023	Jun. 30, 2024	Aug. 31, 2023	Jul. 31, 2024	Sep. 30, 2023	Aug. 31, 2024	Oct. 31, 2023	Sep. 30, 2024	Nov. 30, 2023	Oct. 31, 2024	Dec. 31, 2023	Nov. 30, 2024	Jan. 31, 2024	Dec. 31, 2024	Feb. 29, 2024	Jan. 31, 2025	Mar. 31, 2024	Feb. 28, 2025	Apr. 30, 2024	Mar. 31, 2025	May 31, 2024	Apr. 30, 2025	Jun. 30, 2024	May 31, 2025	Jul. 31, 2024	Jun. 30, 2025	Aug. 31, 2024	Jul. 31, 2025	Sep. 30, 2024	Aug. 31, 2025	Oct. 31, 2024	Sep. 30, 2025	Nov. 30, 2024	Oct. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Jan. 31, 2025	Dec. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000099780
Account Value [Line Items]
Line Graph and Table Measure Name																								Class A
Accumulated Value	$ 9,425		$ 9,110		$ 9,121		$ 9,914		$ 9,827		$ 9,892		$ 10,239		$ 10,728		$ 10,424		$ 10,337		$ 9,751		$ 9,447			$ 9,711		$ 9,745		$ 10,050		$ 9,881		$ 10,016		$ 10,141		$ 10,207		$ 10,389		$ 10,423		$ 10,355		$ 10,321		$ 10,604		$ 10,812		$ 10,882		$ 10,146		$ 10,473		$ 10,672		$ 10,753		$ 10,876		$ 10,912		$ 11,059		$ 10,888		$ 10,534		$ 10,888		$ 10,337		$ 11,455		$ 11,419		$ 11,861		$ 11,714		$ 11,750		$ 11,936		$ 11,949		$ 12,352		$ 12,603		$ 12,980		$ 12,867		$ 12,871		$ 13,043		$ 12,025		$ 9,732		$ 10,276		$ 10,491		$ 10,558		$ 10,954		$ 11,223		$ 10,938		$ 10,637		$ 11,856		$ 12,300		$ 12,141		$ 12,727		$ 13,044		$ 13,851		$ 14,183		$ 14,369		$ 14,967		$ 15,210		$ 14,336		$ 15,194		$ 14,951		$ 16,001		$ 14,987		$ 14,523		$ 15,176		$ 14,368		$ 13,629		$ 12,440		$ 13,375		$ 12,440		$ 10,901		$ 11,231		$ 12,037		$ 11,726		$ 12,770		$ 12,166		$ 11,872		$ 12,129		$ 11,616		$ 11,981		$ 12,334		$ 12,000		$ 11,369		$ 10,943		$ 11,981		$ 13,001		$ 12,501		$ 12,612		$ 13,020		$ 12,185		$ 12,668		$ 12,729		$ 13,493		$ 14,294		$ 14,733		$ 14,065		$ 14,447		$ 13,359		$ 13,531		$ 13,855	$ 13,512	$ 13,703	$ 14,027	$ 14,086	$ 13,813	$ 14,359	$ 14,515	$ 14,359	$ 14,671	$ 14,476
C000099781
Account Value [Line Items]
Line Graph and Table Measure Name																								Class C
Accumulated Value	10,000		9,656		9,656		10,493		10,401		10,458		10,825		11,329		10,997		10,905		10,275		9,954			10,223		10,259		10,566		10,389		10,519		10,649		10,707		10,885		10,920		10,837		10,790		11,086		11,287		11,359		10,595		10,923		11,117		11,190		11,317		11,342		11,494		11,304		10,923		11,291		10,720		11,865		11,827		12,273		12,107		12,146		12,338		12,338		12,742		13,003		13,381		13,237		13,255		13,403		12,357		10,000		10,545		10,766		10,820		11,227		11,487		11,195		10,869		12,122		12,561		12,382		12,984		13,310		14,107		14,449		14,627		15,221		15,469		14,561		15,436		15,172		16,236		15,192		14,722		15,366		14,531		13,783		12,579		13,507		12,560		11,002		11,336		12,134		11,800		12,857		12,227		11,930		12,189		11,670		12,023		12,378		12,023		11,371		10,961		11,986		12,993		12,489		12,583		12,993		12,154		12,620		12,681		13,442		14,204		14,642		13,975		14,337		13,252		13,423		13,728	13,385	13,557	13,880	13,933	13,628	14,180	14,314	14,161	14,447	14,238
C000176653
Account Value [Line Items]
Line Graph and Table Measure Name																								Class R6
Accumulated Value		$ 9,819		$ 10,087		$ 10,134		$ 10,451		$ 10,286		$ 10,416		$ 10,557		$ 10,626		$ 10,815		$ 10,850		$ 10,780			$ 10,744		$ 11,039		$ 11,251		$ 11,324		$ 10,580		$ 10,909		$ 11,117		$ 11,202		$ 11,329		$ 11,380		$ 11,534		$ 11,355		$ 10,985		$ 11,355		$ 10,794		$ 11,952		$ 11,926		$ 12,389		$ 12,235		$ 12,287		$ 12,481		$ 12,507		$ 12,916		$ 13,192		$ 13,587		$ 13,455		$ 13,480		$ 13,660		$ 12,592		$ 10,200		$ 10,772		$ 10,997		$ 11,068		$ 11,500		$ 11,782		$ 11,483		$ 11,167		$ 12,463		$ 12,929		$ 12,763		$ 13,394		$ 13,726		$ 14,574		$ 14,939		$ 15,130		$ 15,761		$ 16,034		$ 15,113		$ 16,034		$ 15,778		$ 16,887		$ 15,831		$ 15,340		$ 16,031		$ 15,194		$ 14,412		$ 13,173		$ 14,143		$ 13,173		$ 11,543		$ 11,892		$ 12,765		$ 12,416		$ 13,541		$ 12,901		$ 12,591		$ 12,882		$ 12,338		$ 12,721		$ 13,115		$ 12,760		$ 12,070		$ 11,636		$ 12,740		$ 13,845		$ 13,312		$ 13,431		$ 13,865		$ 12,977		$ 13,490		$ 13,573		$ 14,388		$ 15,244		$ 15,713		$ 15,020		$ 15,427		$ 14,266		$ 14,470		$ 14,796		$ 14,449		$ 14,653		$ 15,020		$ 15,089		$ 14,776		$ 15,382		$ 15,549		$ 15,403		$ 15,737		$ 15,528
C000099783
Account Value [Line Items]
Line Graph and Table Measure Name																								Class S
Accumulated Value	10,000		9,665		9,677		10,520		10,439		10,497		10,878		11,386		11,062		10,982		10,346		10,035			10,309		10,357		10,681		10,501		10,633		10,778		10,849		11,042		11,078		11,006		10,982		11,283		11,490		11,578		10,805		11,141		11,353		11,441		11,570		11,623		11,779		11,583		11,206		11,597		11,013		12,194		12,168		12,640		12,483		12,522		12,734		12,748		13,177		13,446		13,849		13,728		13,739		13,923		12,834		10,396		10,979		11,209		11,280		11,704		11,992		11,687		11,365		12,686		13,144		12,974		13,618		13,957		14,820		15,176		15,389		16,031		16,291		15,354		16,273		16,031		17,154		16,065		15,585		16,268		15,400		14,624		13,347		14,351		13,347		11,713		12,068		12,934		12,580		13,721		13,052		12,757		13,032		12,481		12,876		13,256		12,916		12,218		11,778		12,896		13,994		13,455		13,575		14,014		13,116		13,635		13,710		14,533		15,398		15,871		15,171		15,562		14,389		14,595		14,924	14,574	14,780	15,130	15,202	14,886	15,498	15,666	15,498	15,835	15,624
C000099784
Account Value [Line Items]
Line Graph and Table Measure Name																								Institutional Class
Accumulated Value	1,000,000		966,513		967,667		1,051,963		1,043,880		1,050,808		1,087,760		1,139,723		1,107,390		1,098,152		1,035,797		1,004,619			1,032,027		1,036,844		1,069,359		1,051,295		1,065,746		1,080,197		1,087,311		1,106,641		1,110,265		1,103,017		1,099,392		1,129,595		1,152,352		1,159,851		1,082,361		1,117,356		1,137,354		1,147,352		1,160,437		1,164,357		1,181,346		1,161,744		1,123,847		1,163,050		1,104,293		1,224,210		1,220,257		1,267,697		1,251,884		1,257,155		1,277,092		1,279,789		1,321,595		1,349,915		1,390,372		1,378,234		1,380,902		1,397,855		1,289,972		1,044,924		1,103,489		1,126,606		1,133,803		1,176,363		1,205,304		1,174,660		1,142,315		1,275,102		1,322,770		1,305,746		1,370,437		1,404,485		1,491,308		1,527,058		1,548,617		1,613,215		1,639,404		1,545,125		1,639,404		1,613,215		1,726,801		1,618,876		1,568,635		1,637,484		1,551,888		1,471,875		1,345,033		1,444,224		1,345,033		1,180,375		1,216,084		1,303,373		1,269,648		1,382,725		1,317,259		1,285,518		1,315,275		1,259,728		1,299,595		1,337,877		1,301,610		1,233,104		1,188,776		1,301,610		1,412,428		1,358,026		1,370,115		1,416,457		1,325,788		1,376,160		1,383,606		1,468,911		1,556,297		1,604,151		1,533,410		1,572,942		1,454,347		1,475,153		1,510,524	1,473,073	1,493,879	1,531,330	1,538,621	1,506,567	1,568,539	1,585,635	1,570,676	1,602,731	1,581,361
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000		9,402		9,332		9,965		10,123		10,180		10,066		10,491		10,499		10,555		10,351		10,500			10,751		11,011		11,316		11,437		11,606		11,851		11,897		12,182		12,199		12,473		12,708		12,984		13,159		13,854		13,280		12,991		13,140		13,222		13,216		13,629		13,797		13,874		12,856		13,002		12,013		12,948		13,337		13,512		13,991		13,184		14,053		14,122		13,833		14,128		14,487		14,891		15,337		15,244		13,955		12,108		13,431		14,080		14,452		15,144		16,156		15,598		15,120		17,053		17,776		17,599		18,050		18,651		19,519		19,800		20,095		20,455		20,964		20,094		21,232		20,767		21,654		20,508		19,990		20,538		18,832		18,846		17,214		18,581		17,804		16,149		17,308		18,512		17,726		18,980		18,524		19,096		19,431		19,237		20,400		21,086		20,582		19,694		19,123		20,915		21,942		22,206		23,147		23,891		23,003		24,031		24,520		24,952		25,611		26,080		25,563		26,736		26,039		26,958		26,764	25,572	25,800	27,327	28,506	28,873	29,626	30,578	31,191	31,279	31,532
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000		9,402		9,332		9,965		10,123		10,180		10,066		10,491		10,499		10,555		10,351		10,500			10,751		11,011		11,316		11,437		11,606		11,851		11,897		12,182		12,199		12,473		12,708		12,984		13,159		13,854		13,280		12,991		13,140		13,222		13,216		13,629		13,797		13,874		12,856		13,002		12,013		12,948		13,337		13,512		13,991		13,184		14,053		14,122		13,833		14,128		14,487		14,891		15,337		15,244		13,955		12,108		13,431		14,080		14,452		15,144		16,156		15,598		15,120		17,053		17,776		17,599		18,050		18,651		19,519		19,800		20,095		20,455		20,964		20,094		21,232		20,767		21,654		20,508		19,990		20,538		18,832		18,846		17,214		18,581		17,804		16,149		17,308		18,512		17,726		18,980		18,524		19,096		19,431		19,237		20,400		21,086		20,582		19,694		19,123		20,915		21,942		22,206		23,147		23,891		23,003		24,031		24,520		24,952		25,611		26,080		25,563		26,736		26,039		26,958		26,764	25,572	25,800	27,327	28,506	28,873	29,626	30,578	31,191	31,279	31,532
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value		10,144		10,387		10,637		10,933		11,049		11,213		11,450		11,494		11,769		11,785		12,050			12,278		12,544		12,713		13,385		12,830		12,551		12,695		12,774		12,768		13,167		13,330		13,404		12,420		12,561		11,606		12,509		12,885		13,054		13,517		12,737		13,577		13,644		13,365		13,649		13,996		14,386		14,817		14,727		13,482		11,698		12,976		13,603		13,963		14,631		15,608		15,070		14,607		16,475		17,174		17,003		17,439		18,019		18,857		19,129		19,414		19,762		20,254		19,413		20,512		20,063		20,920		19,813		19,312		19,842		18,194		18,208		16,631		17,951		17,200		15,602		16,722		17,885		17,125		18,337		17,896		18,449		18,772		18,585		19,709		20,371		19,884		19,027		18,475		20,207		21,199		21,453		22,363		23,081		22,224		23,216		23,689		24,106		24,743		25,196		24,697		25,830		25,157		26,044		25,857		24,706		24,925		26,401		27,540		27,894		28,622		29,542		30,134		30,219		30,463
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	10,000		9,402		9,332		9,965		10,123		10,180		10,066		10,491		10,499		10,555		10,351		10,500			10,751		11,011		11,316		11,437		11,606		11,851		11,897		12,182		12,199		12,473		12,708		12,984		13,159		13,854		13,280		12,991		13,140		13,222		13,216		13,629		13,797		13,874		12,856		13,002		12,013		12,948		13,337		13,512		13,991		13,184		14,053		14,122		13,833		14,128		14,487		14,891		15,337		15,244		13,955		12,108		13,431		14,080		14,452		15,144		16,156		15,598		15,120		17,053		17,776		17,599		18,050		18,651		19,519		19,800		20,095		20,455		20,964		20,094		21,232		20,767		21,654		20,508		19,990		20,538		18,832		18,846		17,214		18,581		17,804		16,149		17,308		18,512		17,726		18,980		18,524		19,096		19,431		19,237		20,400		21,086		20,582		19,694		19,123		20,915		21,942		22,206		23,147		23,891		23,003		24,031		24,520		24,952		25,611		26,080		25,563		26,736		26,039		26,958		26,764	25,572	25,800	27,327	28,506	28,873	29,626	30,578	31,191	31,279	31,532
DWS Index: MSCI World Index
Account Value [Line Items]
Accumulated Value	1,000,000		940,176		933,179		996,504		1,012,272		1,017,958		1,006,551		1,049,076		1,049,948		1,055,525		1,035,098		1,049,982			1,075,106		1,101,054		1,131,601		1,143,655		1,160,589		1,185,141		1,189,701		1,218,173		1,219,888		1,247,267		1,270,838		1,298,374		1,315,933		1,385,415		1,328,021		1,299,075		1,314,003		1,322,237		1,321,606		1,362,884		1,379,747		1,387,430		1,285,554		1,300,158		1,201,297		1,294,765		1,333,698		1,351,215		1,399,128		1,318,397		1,405,273		1,412,234		1,383,347		1,412,786		1,448,738		1,489,086		1,533,696		1,524,361		1,395,514		1,210,828		1,343,104		1,407,987		1,445,230		1,514,372		1,615,554		1,559,819		1,511,972		1,705,295		1,777,594		1,759,927		1,805,024		1,865,081		1,951,882		1,980,000		2,009,512		2,045,508		2,096,417		2,009,373		2,123,185		2,076,660		2,165,417		2,050,843		1,998,975		2,053,834		1,883,215		1,884,641		1,721,390		1,858,062		1,780,381		1,614,877		1,730,846		1,851,192		1,772,577		1,897,998		1,852,373		1,909,611		1,943,086		1,923,687		2,040,027		2,108,557		2,058,193		1,969,406		1,912,262		2,091,541		2,194,224		2,220,556		2,314,702		2,389,085		2,300,343		2,403,058		2,451,955		2,495,164		2,561,112		2,608,016		2,556,281		2,673,580		2,603,905		2,695,793		2,676,391	2,557,237	2,579,963	2,732,676	2,850,599	2,887,294	2,962,610	3,057,846	3,119,080	3,127,891	3,153,175
DWS Index: FTSE EPRA/NAREIT Developed Index
Account Value [Line Items]
Accumulated Value	10,000		9,571		9,612		10,523		10,512		10,508		10,887		11,433		11,134		11,023		10,396		10,112			10,406		10,463		10,789		10,622		10,737		10,829		10,910		11,108		11,123		11,086		11,032		11,339		11,485		11,484		10,714		10,964		11,179		11,364		11,526		11,623		11,733		11,491		11,065		11,476		10,837		12,015		11,998		12,419		12,255		12,219		12,410		12,453		12,687		12,985		13,310		13,147		13,212		13,323		12,225		9,443		10,109		10,133		10,393		10,682		10,951		10,610		10,257		11,611		12,018		11,921		12,362		12,714		13,530		13,773		13,881		14,413		14,602		13,755		14,578		14,251		15,154		14,283		13,930		14,555		13,758		13,160		12,016		12,972		12,131		10,624		10,941		11,678		11,352		12,371		11,825		11,440		11,656		11,134		11,468		11,900		11,501		10,798		10,281		11,374		12,450		11,950		11,878		12,288		11,554		11,948		11,989		12,712		13,508		13,915		13,208		13,523		12,566		12,785		13,069	12,767	12,888	13,213	13,329	13,174	13,749	13,872	13,659	13,934	13,770
DWS Index: FTSE EPRA/NAREIT Developed Index
Account Value [Line Items]
Accumulated Value	10,000		9,571		9,612		10,523		10,512		10,508		10,887		11,433		11,134		11,023		10,396		10,112			10,406		10,463		10,789		10,622		10,737		10,829		10,910		11,108		11,123		11,086		11,032		11,339		11,485		11,484		10,714		10,964		11,179		11,364		11,526		11,623		11,733		11,491		11,065		11,476		10,837		12,015		11,998		12,419		12,255		12,219		12,410		12,453		12,687		12,985		13,310		13,147		13,212		13,323		12,225		9,443		10,109		10,133		10,393		10,682		10,951		10,610		10,257		11,611		12,018		11,921		12,362		12,714		13,530		13,773		13,881		14,413		14,602		13,755		14,578		14,251		15,154		14,283		13,930		14,555		13,758		13,160		12,016		12,972		12,131		10,624		10,941		11,678		11,352		12,371		11,825		11,440		11,656		11,134		11,468		11,900		11,501		10,798		10,281		11,374		12,450		11,950		11,878		12,288		11,554		11,948		11,989		12,712		13,508		13,915		13,208		13,523		12,566		12,785		13,069	12,767	12,888	13,213	13,329	13,174	13,749	13,872	13,659	13,934	13,770
DWS Index: FTSE EPRA/NAREIT Developed Index
Account Value [Line Items]
Accumulated Value		$ 9,730		$ 10,013		$ 10,067		$ 10,381		$ 10,220		$ 10,331		$ 10,420		$ 10,498		$ 10,688		$ 10,702		$ 10,667			$ 10,615		$ 10,910		$ 11,051		$ 11,050		$ 10,309		$ 10,550		$ 10,757		$ 10,934		$ 11,090		$ 11,184		$ 11,290		$ 11,057		$ 10,647		$ 11,042		$ 10,428		$ 11,561		$ 11,544		$ 11,950		$ 11,792		$ 11,758		$ 11,941		$ 11,983		$ 12,207		$ 12,494		$ 12,807		$ 12,650		$ 12,713		$ 12,820		$ 11,763		$ 9,086		$ 9,727		$ 9,750		$ 10,001		$ 10,278		$ 10,537		$ 10,209		$ 9,870		$ 11,172		$ 11,564		$ 11,470		$ 11,895		$ 12,234		$ 13,019		$ 13,252		$ 13,356		$ 13,868		$ 14,050		$ 13,236		$ 14,027		$ 13,713		$ 14,581		$ 13,743		$ 13,404		$ 14,005		$ 13,238		$ 12,662		$ 11,561		$ 12,482		$ 11,672		$ 10,222		$ 10,527		$ 11,236		$ 10,923		$ 11,904		$ 11,378		$ 11,008		$ 11,216		$ 10,714		$ 11,035		$ 11,450		$ 11,066		$ 10,390		$ 9,893		$ 10,944		$ 11,979		$ 11,498		$ 11,429		$ 11,824		$ 11,117		$ 11,496		$ 11,536		$ 12,232		$ 12,998		$ 13,389		$ 12,709		$ 13,012		$ 12,092		$ 12,302		$ 12,576		$ 12,284		$ 12,401		$ 12,714		$ 12,826		$ 12,676		$ 13,230		$ 13,347		$ 13,143		$ 13,408		$ 13,249
DWS Index: FTSE EPRA/NAREIT Developed Index
Account Value [Line Items]
Accumulated Value	10,000		9,571		9,612		10,523		10,512		10,508		10,887		11,433		11,134		11,023		10,396		10,112			10,406		10,463		10,789		10,622		10,737		10,829		10,910		11,108		11,123		11,086		11,032		11,339		11,485		11,484		10,714		10,964		11,179		11,364		11,526		11,623		11,733		11,491		11,065		11,476		10,837		12,015		11,998		12,419		12,255		12,219		12,410		12,453		12,687		12,985		13,310		13,147		13,212		13,323		12,225		9,443		10,109		10,133		10,393		10,682		10,951		10,610		10,257		11,611		12,018		11,921		12,362		12,714		13,530		13,773		13,881		14,413		14,602		13,755		14,578		14,251		15,154		14,283		13,930		14,555		13,758		13,160		12,016		12,972		12,131		10,624		10,941		11,678		11,352		12,371		11,825		11,440		11,656		11,134		11,468		11,900		11,501		10,798		10,281		11,374		12,450		11,950		11,878		12,288		11,554		11,948		11,989		12,712		13,508		13,915		13,208		13,523		12,566		12,785		13,069	12,767	12,888	13,213	13,329	13,174	13,749	13,872	13,659	13,934	13,770
DWS Index: FTSE EPRA/NAREIT Developed Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 957,121		$ 961,193		$ 1,052,284		$ 1,051,239		$ 1,050,753		$ 1,088,699		$ 1,143,298		$ 1,113,426		$ 1,102,316		$ 1,039,593		$ 1,011,207			$ 1,040,642		$ 1,046,272		$ 1,078,853		$ 1,062,160		$ 1,073,668		$ 1,082,933		$ 1,090,980		$ 1,110,815		$ 1,112,271		$ 1,108,575		$ 1,103,216		$ 1,133,879		$ 1,148,453		$ 1,148,358		$ 1,071,376		$ 1,096,421		$ 1,117,934		$ 1,136,354		$ 1,152,554		$ 1,162,277		$ 1,173,328		$ 1,149,136		$ 1,106,494		$ 1,147,601		$ 1,083,749		$ 1,201,529		$ 1,199,758		$ 1,241,886		$ 1,225,490		$ 1,221,931		$ 1,241,029		$ 1,245,330		$ 1,268,657		$ 1,298,498		$ 1,330,958		$ 1,314,699		$ 1,321,198		$ 1,332,317		$ 1,222,514		$ 944,266		$ 1,010,937		$ 1,013,285		$ 1,039,347		$ 1,068,196		$ 1,095,119		$ 1,061,043		$ 1,025,738		$ 1,161,077		$ 1,201,776		$ 1,192,061		$ 1,236,202		$ 1,271,445		$ 1,353,043		$ 1,377,279		$ 1,388,064		$ 1,441,280		$ 1,460,218		$ 1,375,533		$ 1,457,770		$ 1,425,125		$ 1,515,351		$ 1,428,286		$ 1,393,031		$ 1,455,494		$ 1,375,758		$ 1,315,955		$ 1,201,551		$ 1,297,248		$ 1,213,073		$ 1,062,374		$ 1,094,088		$ 1,167,750		$ 1,135,168		$ 1,237,119		$ 1,182,524		$ 1,144,011		$ 1,165,608		$ 1,113,430		$ 1,146,801		$ 1,190,001		$ 1,150,098		$ 1,079,826		$ 1,028,144		$ 1,137,385		$ 1,244,984		$ 1,194,967		$ 1,187,829		$ 1,228,797		$ 1,155,401		$ 1,194,793		$ 1,198,896		$ 1,271,237		$ 1,350,812		$ 1,391,512		$ 1,320,791		$ 1,352,348		$ 1,256,647		$ 1,278,531		$ 1,306,943	$ 1,276,675	$ 1,288,828	$ 1,321,314	$ 1,332,934	$ 1,317,391	$ 1,374,915	$ 1,387,162	$ 1,365,896	$ 1,393,425	$ 1,376,971